Schedule of Investments (unaudited)
February 28, 2025
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(a)	2,228	$ 1,177,387
General Dynamics Corp.	7,366	1,860,651
Lockheed Martin Corp.	4,145	1,866,784
Northrop Grumman Corp.	11,094	5,122,543
		10,027,365
Automobiles — 2.8%
Tesla, Inc.(a)	127,439	37,337,078
Banks — 0.1%
Bank of America Corp.	20,071	925,273
Biotechnology — 1.2%
AbbVie, Inc.	9,784	2,045,149
Amgen, Inc.	12,100	3,727,526
Natera, Inc.(a)	28,757	4,474,302
Neurocrine Biosciences, Inc.(a)	39,012	4,631,505
Regeneron Pharmaceuticals, Inc.	922	644,238
		15,522,720
Broadline Retail — 5.4%
Amazon.com, Inc.(a)	312,937	66,430,266
Etsy, Inc.(a)	43,624	2,233,113
MercadoLibre, Inc.(a)	2,074	4,400,758
		73,064,137
Building Products — 0.3%
Trane Technologies PLC	9,878	3,493,849
Capital Markets — 2.4%
Blackstone, Inc., Class A	1,201	193,553
Charles Schwab Corp. (The)	34,023	2,705,849
CME Group, Inc., Class A	1,030	261,383
Coinbase Global, Inc., Class A(a)	2,983	643,195
Intercontinental Exchange, Inc.	24,908	4,314,813
Moody’s Corp.	17,293	8,714,634
Morgan Stanley	44,082	5,867,755
S&P Global, Inc.	17,385	9,279,070
		31,980,252
Chemicals — 0.0%
Cabot Corp.	1	86
Commercial Services & Supplies — 1.5%
Cintas Corp.	94,834	19,678,055
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	45,113	4,197,765
Motorola Solutions, Inc.	19,262	8,479,517
		12,677,282
Construction & Engineering — 0.5%
Comfort Systems U.S.A., Inc.	14,957	5,434,327
MasTec, Inc.(a)	12,250	1,599,727
		7,034,054
Consumer Finance — 0.1%
American Express Co.	6,032	1,815,391
Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	33,150	34,761,421
Walmart, Inc.	86,496	8,529,371
		43,290,792
Containers & Packaging — 0.1%
Packaging Corp. of America	4,410	939,727
Diversified Consumer Services — 0.1%
Duolingo, Inc., Class A(a)	2,135	666,270
Security	Shares	Value
Electrical Equipment — 0.4%
Eaton Corp. PLC	19,631	$ 5,758,165
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	164,847	10,978,810
Badger Meter, Inc.	3,154	663,381
Flex Ltd.(a)	10,627	402,657
Trimble, Inc.(a)	38,441	2,766,983
		14,811,831
Entertainment — 1.7%
Electronic Arts, Inc.	12,877	1,662,678
Netflix, Inc.(a)	21,091	20,680,991
		22,343,669
Financial Services — 4.3%
Block, Inc., Class A(a)	14,853	969,901
Mastercard, Inc., Class A	35,928	20,705,666
Visa, Inc., Class A	100,596	36,487,175
		58,162,742
Ground Transportation — 0.4%
Uber Technologies, Inc.(a)	77,951	5,925,056
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(a)	67,794	7,036,339
Dexcom, Inc.(a)	1,704	150,583
Intuitive Surgical, Inc.(a)	8,447	4,841,398
Medtronic PLC	6,284	578,254
Stryker Corp.	22,939	8,858,812
		21,465,386
Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	5,588	723,534
Centene Corp.(a)	6,182	359,545
HCA Healthcare, Inc.	9,708	2,973,560
UnitedHealth Group, Inc.	2,761	1,311,365
		5,368,004
Hotels, Restaurants & Leisure — 3.3%
Airbnb, Inc., Class A(a)	13,838	1,921,683
Booking Holdings, Inc.	4,971	24,934,586
DoorDash, Inc., Class A(a)	75,987	15,078,860
Texas Roadhouse, Inc.	16,466	3,031,226
		44,966,355
Household Durables — 0.3%
NVR, Inc.(a)	138	999,890
Taylor Morrison Home Corp., Class A(a)	11,454	706,025
Toll Brothers, Inc.	19,452	2,171,621
		3,877,536
Household Products — 0.2%
Colgate-Palmolive Co.	18,332	1,671,329
Procter & Gamble Co. (The)	3,186	553,854
		2,225,183
Insurance — 1.3%
Progressive Corp. (The)	62,071	17,504,022
Interactive Media & Services — 10.4%
Alphabet, Inc., Class A	160,820	27,384,429
Alphabet, Inc., Class C, NVS	224,099	38,594,330
Meta Platforms, Inc., Class A	99,314	66,361,615
Pinterest, Inc., Class A(a)	99,932	3,695,485
Snap, Inc., Class A, NVS(a)	223,881	2,294,780
ZoomInfo Technologies, Inc., Class A(a)	77,657	905,481
		139,236,120

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.3%
Accenture PLC, Class A	33,373	$ 11,630,491
Gartner, Inc.(a)	994	495,330
GoDaddy, Inc., Class A(a)	12,765	2,291,318
International Business Machines Corp.	1,685	425,361
MongoDB, Inc., Class A(a)	7,347	1,964,808
Okta, Inc., Class A(a)	8,377	758,035
		17,565,343
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	2,453	313,788
Thermo Fisher Scientific, Inc.	11,814	6,249,133
		6,562,921
Machinery — 1.0%
Parker-Hannifin Corp.	20,512	13,712,477
Media — 0.1%
Comcast Corp., Class A	31,858	1,143,065
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	18,299	675,416
Oil, Gas & Consumable Fuels — 0.2%
Targa Resources Corp.	12,307	2,482,568
Passenger Airlines — 0.0%
Delta Air Lines, Inc.	10,462	628,976
Pharmaceuticals — 3.4%
Eli Lilly & Co.	40,504	37,289,198
Merck & Co., Inc.	92,846	8,565,043
Zoetis, Inc., Class A	1,468	245,508
		46,099,749
Semiconductors & Semiconductor Equipment — 16.4%
Advanced Micro Devices, Inc.(a)	233,288	23,296,140
Applied Materials, Inc.	41,006	6,481,818
Broadcom, Inc.	299,314	59,692,191
KLA Corp.	1,796	1,273,077
Lam Research Corp.	136,805	10,498,416
Marvell Technology, Inc.	56,618	5,198,665
Monolithic Power Systems, Inc.	3,112	1,901,463
NVIDIA Corp.	753,609	94,140,836
Onto Innovation, Inc.(a)	16,596	2,417,373
QUALCOMM, Inc.	87,622	13,771,550
Rambus, Inc.(a)	31,037	1,734,658
		220,406,187
Software — 18.5%
Adobe, Inc.(a)	33,989	14,906,216
AppLovin Corp., Class A(a)	7,162	2,332,950
Autodesk, Inc.(a)	30,964	8,490,638
Cadence Design Systems, Inc.(a)	15,039	3,767,269
Datadog, Inc., Class A(a)	15,137	1,764,217
Dropbox, Inc., Class A(a)	13,266	344,651
Elastic NV(a)	12,816	1,491,270
Fair Isaac Corp.(a)	3,296	6,217,410
Fortinet, Inc.(a)	113,883	12,300,503
Security	Shares	Value
Software (continued)
FreedomPay, Inc.(a)(b)	43,051	$ 855,854
HubSpot, Inc.(a)	2,398	1,736,128
Intuit, Inc.	14,900	9,146,216
Microsoft Corp.	277,185	110,039,673
Oracle Corp.	83,323	13,836,617
Palantir Technologies, Inc., Class A(a)	70,343	5,973,528
Palo Alto Networks, Inc.(a)	27,916	5,316,044
SailPoint, Inc.(a)	15,903	381,672
Salesforce, Inc.	66,754	19,882,679
ServiceNow, Inc.(a)	23,773	22,103,184
Synopsys, Inc.(a)	18,161	8,304,662
		249,191,381
Specialized REITs — 0.1%
Iron Mountain, Inc.	21,513	2,004,366
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A(a)	3,143	323,697
Home Depot, Inc. (The)	50,160	19,893,456
Lithia Motors, Inc., Class A	661	227,675
TJX Cos., Inc. (The)	62,696	7,821,953
		28,266,781
Technology Hardware, Storage & Peripherals — 10.2%
Apple Inc.	535,037	129,393,348
Hewlett Packard Enterprise Co.	7,533	149,229
NetApp, Inc.	76,054	7,590,950
Pure Storage, Inc., Class A(a)	3,362	176,404
		137,309,931
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	16,980	2,366,333
Ralph Lauren Corp., Class A	5,699	1,545,227
		3,911,560
Total Long-Term Investments — 98.9% (Cost: $850,747,809)		1,330,057,121
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(c)(d)	14,705,446	14,705,446
Total Short-Term Securities — 1.1% (Cost: $14,705,446)		14,705,446
Total Investments — 100.0% (Cost: $865,453,255)		1,344,762,567
Other Assets Less Liabilities — 0.0%		287,901
Net Assets — 100.0%		$ 1,345,050,468

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Growth Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (558)(b)	$ 558	$ —	$ —	—	$ 4,404 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	11,949,669	2,755,777 (b)	—	—	—	14,705,446	14,705,446	454,951	—
				$ 558	$ —	$ 14,705,446		$ 459,355	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	36	03/21/25	$ 15,062	$ (452,952)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,329,201,267	$ —	$ 855,854	$ 1,330,057,121
Short-Term Securities
Money Market Funds	14,705,446	—	—	14,705,446
	$ 1,343,906,713	$ —	$ 855,854	$ 1,344,762,567
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (452,952)	$ —	$ —	$ (452,952)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust